SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning	$ 2,138,091	$ 16,118,802
Change in fair value	(1,232,425)	(13,980,711)
Balance at ending	$ 905,666	$ 2,138,091